Share Capital - Summary of Number of Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, number of options outstanding at end of year | shares	2,520,591
Options exercisable, number of options outstanding at end of year | shares	1,194,811
0.00 - 10.00
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option exercise prices ranging lower limit | $ / shares	$ 0.00
Stock option exercise prices ranging upper limit | $ / shares	$ 10.00
Options outstanding, number of options outstanding at end of year | shares	1,948,091
Options outstanding, weighted average remaining contractual life	4 years 7 months 13 days
Options exercisable, number of options outstanding at end of year | shares	1,142,310
Options exercisable, weighted average remaining contractual life	3 years 11 months 23 days
10.01 - 20.00
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option exercise prices ranging lower limit | $ / shares	$ 10.01
Stock option exercise prices ranging upper limit | $ / shares	$ 20.00
Options outstanding, number of options outstanding at end of year | shares	292,500
Options outstanding, weighted average remaining contractual life	9 years 5 months 26 days
Options exercisable, number of options outstanding at end of year | shares	52,501
Options exercisable, weighted average remaining contractual life	9 years 6 months 3 days
20.01 - 30.00
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option exercise prices ranging lower limit | $ / shares	$ 20.01
Stock option exercise prices ranging upper limit | $ / shares	$ 30.00
Options outstanding, number of options outstanding at end of year | shares	100,000
Options outstanding, weighted average remaining contractual life	9 years 9 months 25 days
30.01 - 40.00
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option exercise prices ranging lower limit | $ / shares	$ 30.01
Stock option exercise prices ranging upper limit | $ / shares	$ 40.00
Options outstanding, number of options outstanding at end of year | shares	180,000
Options outstanding, weighted average remaining contractual life	9 years 9 months 21 days